Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,831,000
Previously Paid Amount	0.00
Total Fee Amount	390.96
Total Offset Amount	0.00
Net Fee	390.96
Narrative - Max Aggregate Offering Price	$ 2,831,000
Final Prospectus	true